Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (3,383,806)	$ (15,602,792)	$ (3,213,360)